Selling, general and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2021
Expense By Nature [Abstract]
Summary of Selling, General and Administrative Expenses

Included within Selling, general and administrative expenses are (in thousands):

	2019	2020	2021
Demand generation expenses	$151,350	$198,787	$291,821
Technology expenses	84,207	115,227	131,408
Depreciation and amortization	113,591	217,223	251,198
Share-based payments (1)	178,234	291,633	196,167
General and administrative	345,665	504,346	591,644
Other items	16,374	24,267	18,730
Selling, general and administrative expenses	$889,421	$1,351,483	$1,480,968